Restricted Funds - Schedule of restricted funds (Details) - CAD ($) $ in Thousands	Jul. 31, 2021	Jul. 31, 2020
Restricted Cash [Line Items]
Restricted funds	$ 132,246	$ 8,261
Debt service reserve account - term loan
Restricted Cash [Line Items]
Restricted funds	0	8,191
Letters of credit, collateral and guarantees for purchases
Restricted Cash [Line Items]
Restricted funds	2,552	70
Restricted cash under terms of the Senior Secured Convertible Note
Restricted Cash [Line Items]
Restricted funds	99,696	0
Cash restricted in captive insurance subsidiary
Restricted Cash [Line Items]
Restricted funds	$ 29,998	$ 0